Putnam Investments
                                                 One Post Office Square
                                                 Boston, MA 02109
                                                 February 29, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Income Fund (Reg. No. 2-11147) (811-653)
    Post-Effective Amendment No. 91 to Registration Statement on Form N-1A

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Putnam Income Fund ("the Fund") hereby certify that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 91 to the Registration Statement on Form N-1A (the "Amendment") for Putnam Income Fund would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statements and was filed electronically on February 25, 2000.

     Comments or questions concerning this certificate may be directed to Jill Grossberg at 1-800-225-2465, ext. 1-1913.

                                              Very truly yours,

                                              Putnam Income Fund

                                              /s/ Gordon H. Silver
                                          By: ---------------------
                                              Gordon H. Silver
                                              Vice President

cc:  David Coombs, Esq., Ropes & Gray